Employee Benefits and Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of summary of option activity

							Weighted-
	Number of Share Option Awards			Weighted-Average Exercise Price			Average	Aggregate
	Time-	Performance-	Market-	Time-	Performance-	Market-	Contractual	Intrinsic
	Based	Based	Based	Based	Based	Based	Term	Value
	Awards	Awards	Awards	Awards	Awards	Awards	(years)	(in thousands)
Outstanding as of January 1, 2019	5,686,793	410,499	208,333	$50.65	$45.67	$59.43	6.22	$13,946
Exercised	(636,073)	(138,759)	—	40.30	19.00	—
Forfeited and cancelled	(132,166)	(156,251)	—	56.13	59.43	—
Outstanding as of December 31, 2019	4,918,554	115,489	208,333	$51.84	$59.11	$59.43	5.42	$33,413
Vested and expected to vest as of December 31, 2019	4,918,554	115,489	—	$51.84	$59.11	$—	5.41	$33,413
Exercisable as of December 31, 2019	4,917,721	115,489	—	$51.84	$59.11	$—	5.41	$33,411

Schedule of summary of restricted ordinary share activity

	Number of
	Time-	Weighted-
	Based	Average Grant
	Awards	Date Fair Value
Non-vested as of January 1, 2019	429	$58.41
Vested	(429)	58.41
Non-vested as of December 31, 2019	—	$—

Schedule of summary of restricted share unit activity

	Number of	Weighted-	Number of		Weighted-	Number of	Weighted-
	Time-Based	Average Grant	Performance-		Average Grant	Market-	Average Grant
	Awards	Date Fair Value	Based Awards		Date Fair Value	Based Awards	Date Fair Value
Non-vested as of January 1, 2019	2,973,032	$53.98	825,614		$56.58	50,000	$59.43
Granted	1,929,495	55.00	462,282	(1)	55.27	—	—
Vested	(1,430,291)	53.02	(121,000)		56.27	—	—
Forfeited or expired	(226,611)	55.04	(37,500)		56.27	—	—
Non-vested as of December 31, 2019	3,245,625	$54.94	1,129,396		$56.09	50,000	$59.43
Non-vested and expected to vest as of December 31, 2019	3,245,625	$54.94	483,976		$56.61	—	$—
(1)	Number of performance-based restricted share units included assumes maximum achievement of performance targets.

Schedule of compensation expense recognized for share-based compensation

	Year Ended December 31,
Classification of expense	2019	2018	2017

Payroll and related (1)	$17,597	$15,629	$9,455
Marketing, general and administrative (2)	77,458	100,354	77,584
Total share-based compensation expense	$95,055	$115,983	$87,039

Schedule of amounts related to the Shipboard Retirement Plan

	As of or for the Year Ended December 31,
	2019	2018	2017
Pension expense:
Service cost	$2,135	$2,167	$1,987
Interest cost	1,001	857	887
Amortization of prior service cost	378	378	378
Amortization of actuarial loss	—	51	40
Total pension expense	$3,514	$3,453	$3,292
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$24,318	$24,587	$22,605
Service cost	2,135	2,167	1,987
Interest cost	1,001	857	887
Actuarial gain (loss)	2,308	(2,271)	458
Direct benefit payments	(1,067)	(1,022)	(1,350)
Projected benefit obligation at end of year	$28,695	$24,318	$24,587
Amounts recognized in the consolidated balance sheets:
Projected benefit obligation	$28,695	$24,318	$24,587

	For the Year Ended December 31,
	2019	2018	2017
Amounts recognized in accumulated other comprehensive income (loss):
Prior service cost	$(3,781)	$(4,159)	$(4,537)
Accumulated actuarial loss	(3,413)	(1,105)	(3,426)
Accumulated other comprehensive income (loss)	$(7,194)	$(5,264)	$(7,963)

Schedule of pension benefits expected to be paid in each of the next five years and in aggregate for the five years thereafter

Year	Amount
2020	$922
2021	949
2022	1,045
2023	1,208
2024	1,340
Next five years	10,585

Performance Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used within the option-pricing model

	2018	2017
Dividend yield	—%	—%
Expected share price volatility	31.50% - 32.20%	25.97%
Risk-free interest rate	2.48% - 2.58%	1.81%
Expected term	3.72 - 4.22 years	4.20 years